Retirement benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Retirement benefits
Net pension liability	€ 3.9	€ 4.1	€ 4.1
The amounts recognized in the consolidated balance sheet in respect of defined benefit plans
Present value of benefit obligations	(14.9)	(15.0)	(15.0)
Fair value of plan assets	10.4	10.3	10.3
Present value of net obligations	(4.5)	(4.7)	(4.7)
Related deferred tax asset	0.6	0.6	0.6
Net pension liability	(3.9)	(4.1)	(4.1)
Pension cost of defined-contribution plans	€ 13.0	€ 9.0	€ 6.0